Debt Issuance Costs	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT ISSUANCE COSTS
9.	DEBT ISSUANCE COSTS

Debt issuance costs consist of unamortized costs paid to third parties to obtain senior debt, a line of credit, convertible notes and an amended related party note that will be amortized to interest expense using the effective interest method through 2015 and 2016. Amortization of capitalized debt issuance costs was approximately $113,000 and $119,000 for the years ended December 31, 2013 and 2012, respectively.

The future amortization expense relating to current and noncurrent capitalized debt issuance costs is approximately $86,000 and will be amortized to interest expense using the effective interest method through 2016.